Insurance Receivable and Impairment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	[1],[2],[3]	Jan. 31, 2017	Sep. 30, 2016	Aug. 31, 2016
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases		$ 2,903					$ 88,171
Container impairment	$ 94,623	$ 35,345	[1],[2],[3]	$ 13,108
Estimated recovery percentage	10.00%
Insurance coverage period	183 days	183 days
Insurance settlements receivable	$ 20,162
Insurance deductible	4,750
Impairment net of estimated insurance proceeds	22,149
Bad debt expense	18,992	$ 2,574
Insurance settlements receivable on accounts receivable	2,592
Insurance receivable	1,007	11,436
Increase in containers net		469
Reduction to direct recovery cost		200
Impairment to write off containers
Leases Disclosure [Line Items]
Impairment net of estimated insurance proceeds	8,250	8,815
Subsequent Event
Leases Disclosure [Line Items]
Insurance settlements receivable						$ 2,872
Insurance receivable						$ 1,321
Bankruptcy Customer
Leases Disclosure [Line Items]
Recovery of direct costs	19,159
Insurance receivable	41,913
Proceeds From Sales
Leases Disclosure [Line Items]
Insurance receivable		8,796
Direct Cost
Leases Disclosure [Line Items]
Insurance receivable		1,685
Lease Rental Income
Leases Disclosure [Line Items]
Insurance receivable	239	955
Insolvent Customer
Leases Disclosure [Line Items]
Container impairment		1,052
Recovery of direct costs	768
Insurance receivable		2,872
Operating Leases
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases								$ 88,171
Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Container impairment	24,912	$ 1,968
Insurance settlements receivable	39,321
Direct Financing Leases
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases								$ 178,344
Container impairment	$ 17,399
Estimated recovery percentage	90.00%

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[3]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).